INVENTORY (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORY
Finished goods	$ 564,778	$ 109,879	$ 41,088
Raw materials (Net of obsolescence allowance)	344,972	535,253	157,848
Total inventory at cost less obsolescence allowance	$ 909,750	$ 645,132	$ 198,936